BRW-Q1

Quarterly Report
August 31, 2026
MFS®  Blended Research®
Growth Equity Fund

Portfolio of Investments
8/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.9%
Aerospace & Defense – 1.2%
BWX Technologies, Inc.	33,505	$5,102,476
Curtiss-Wright Corp.	2,222	1,294,382
General Electric Co.	3,196	1,072,929
Howmet Aerospace, Inc.	8,867	2,171,972
		$9,641,759
Auto & Auto Components – 2.0%
Tesla, Inc. (a)	43,654	$16,062,489
Brokerage & Asset Managers – 1.4%
Interactive Brokers Group, Inc.	68,153	$6,630,605
Northern Trust Corp.	23,855	4,426,534
		$11,057,139
Business Services – 1.0%
Dropbox, Inc. (a)	162,048	$5,702,469
GoDaddy, Inc. (a)	22,841	2,235,677
		$7,938,146
Consumer Products – 0.2%
Colgate-Palmolive Co.	21,921	$1,968,944
Consumer Services – 1.7%
Airbnb, Inc., “A” (a)	61,538	$11,274,992
Uber Technologies, Inc. (a)	23,330	1,764,915
		$13,039,907
Diversified Financial Services – 1.9%
Mastercard, Inc., “A”	14,786	$8,713,538
Visa, Inc., “A”	16,111	6,112,030
		$14,825,568
Electrical Equipment – 2.5%
Amphenol Corp., “A”	69,458	$11,012,566
Vertiv Holdings Co.	33,417	8,645,646
		$19,658,212
Energy - Independent – 0.4%
Valero Energy Corp.	7,795	$2,797,781
Energy - Renewables – 1.6%
GE Vernova, Inc.	13,814	$12,412,293
Engineering - Construction – 1.0%
Comfort Systems USA, Inc.	5,225	$8,075,865
Food & Beverages – 1.3%
Monster Worldwide, Inc. (a)	219,753	$10,091,058
Global Systemically Important Banks – 0.8%
Citigroup, Inc.	47,335	$6,230,233

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Hardware, Peripherals, & Assembly – 15.4%
Apple, Inc.	178,499	$56,557,408
Arista Networks, Inc. (a)	71,500	13,991,835
Dell Technologies, Inc.	9,441	4,305,190
Hewlett Packard Enterprise	25,596	1,337,135
Micron Technology, Inc.	36,598	35,087,601
Sandisk Corp. of Delaware (a)	4,870	7,629,829
Western Digital Corp.	3,789	1,707,134
		$120,616,132
Health Maintenance Organizations – 1.1%
Centene Corp. (a)	43,182	$2,778,330
Cigna Group	21,304	5,881,608
		$8,659,938
Insurance – 1.0%
Equitable Holdings, Inc.	153,532	$7,696,559
Interactive Media Services – 12.8%
Alphabet, Inc., “A”	138,841	$47,115,693
Alphabet, Inc., “C”	91,065	30,544,112
AppLovin Corp. (a)	4,964	1,549,066
Meta Platforms, Inc., “A”	31,784	18,191,255
Reddit, Inc. (a)	20,731	3,064,249
		$100,464,375
Internet – 0.1%
Etsy, Inc. (a)	12,371	$1,006,133
Machinery & Tools – 1.6%
Caterpillar, Inc.	15,386	$12,269,873
Media – 1.5%
Spotify Technology S.A. (a)	10,966	$5,961,337
TKO Group Holdings, Inc.	30,170	5,509,344
		$11,470,681
Medical Equipment – 1.3%
DexCom, Inc. (a)	109,338	$9,956,318
Metals & Mining – 0.8%
AngloGold Ashanti PLC	57,514	$6,459,973
Non-Global Systemically Important Banks – 0.7%
Popular, Inc.	33,215	$5,586,431
Pharmaceuticals & Biotechnology – 3.2%
Bristol-Myers Squibb Co.	39,870	$2,663,715
Eli Lilly & Co.	10,743	12,426,750
Gilead Sciences, Inc.	50,884	7,446,365
Incyte Corp. (a)	22,700	2,797,094
		$25,333,924
Real Estate – 0.1%
CBRE Group, Inc., “A” (a)	7,210	$1,051,290

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Retail & E-commerce – 2.4%
Amazon.com, Inc. (a)	48,217	$12,525,330
Ross Stores, Inc.	29,102	6,650,971
		$19,176,301
Semiconductor & Electronic Components – 25.2%
Advanced Micro Devices (a)	45,410	$21,375,395
Applied Materials, Inc.	442	202,608
Broadcom, Inc.	80,275	29,729,044
Flex Ltd. (a)	14,334	1,565,990
KLA Corp.	28,465	4,994,184
Lam Research Corp.	36,057	10,870,825
NVIDIA Corp.	574,535	126,845,837
Teradyne, Inc.	4,124	1,442,699
		$197,026,582
Software – 12.4%
Autodesk, Inc. (a)	37,475	$9,688,412
Datadog, Inc., “A” (a)	42,527	10,080,600
Guidewire Software, Inc. (a)	19,045	3,899,464
Microsoft Corp.	100,179	50,819,805
Okta, Inc. (a)	66,576	11,520,311
Palantir Technologies, Inc. (a)	4,988	929,664
Pegasystems, Inc.	67,419	2,481,693
Salesforce, Inc.	20,646	5,317,171
Snowflake, Inc., “A” (a)	6,768	2,243,118
		$96,980,238
Telecom Services – 0.9%
EchoStar Corp., “A” (a)	6,842	$591,422
Space Exploration Technologies, “A” (a)	42,456	6,100,503
		$6,691,925
Travel, Gaming, & Lodging – 2.2%
Marriott International, Inc., “A”	21,743	$7,430,888
Ryman Hospitality Properties, Inc., REIT	12,505	1,585,134
Viking Holdings Ltd. (a)	93,658	8,067,700
		$17,083,722
Utilities – 0.2%
Talen Energy Corp. (a)	4,640	$1,372,326
Total Common Stocks		$782,702,115
Mutual Funds (h) – 0.4%
Money Market Funds – 0.4%
MFS Institutional Money Market Portfolio, 3.75% (v)	2,982,253	$2,982,551

Other Assets, Less Liabilities – (0.3)%		(2,655,568)
Net Assets – 100.0%		$783,029,098

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,982,551 and
$782,702,115, respectively.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
8/31/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$782,702,115	$—	$—	$782,702,115
Investment Companies	2,982,551	—	—	2,982,551
Total	$785,684,666	$—	$—	$785,684,666
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended August 31, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,216,852	$33,272,826	$32,507,164	$(60)	$97	$2,982,551

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$54,371	$—